PARTNERING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Balance Sheet Information of Proportionately Consolidated Variable Interest Entities
The following table presents summarized balance sheet information for our share of our proportionately consolidated ventures:

	December 31,
	2016	2015
CB&I/Zachry
Current assets (1)	$260,934	$298,916
Non-current assets	3,204	6,689
Total assets	$264,138	$305,605
Current liabilities(1)	$379,339	$454,943
CB&I/Zachry/Chiyoda
Current assets (1)	$84,279	$82,106
Non-current assets	1,969	2,590
Total assets	$86,248	$84,696
Current liabilities(1)	$73,138	$86,124
CB&I/Chiyoda
Current assets (1)	$337,479	$424,781
Current liabilities(1)	$150,179	$433,526

(1)
Our venture arrangements allow for excess working capital of the ventures to be advanced to the venture partners. Such advances are returned to the ventures for working capital needs as necessary. Accordingly, at a reporting period end a venture may have advances to its partners which are reflected as an advance receivable within current assets of the venture. As summarized in Note 9, at December 31, 2016 and 2015, other current assets on the Balance Sheets included approximately $374,800 and $325,000, respectively, related to our proportionate share of advances from the ventures to our venture partners, and other current liabilities included approximately $394,400 and $334,900, respectively, related to advances to CB&I from the ventures.

Summarized Balance Sheet Information of Variable Interest Entities
The following table presents summarized balance sheet information for our consolidated ventures:

	December 31,
	2016	2015
CB&I/Kentz
Current assets	$68,867	$214,291
Current liabilities	$87,822	$191,471
CB&I/AREVA
Current assets	$16,313	$24,269
Current liabilities	$47,652	$65,674
All Other (1)
Current assets	$69,785	$78,492
Non-current assets	16,382	18,415
Total assets	$86,167	$96,907
Current liabilities	$7,748	$22,025

(1)	Other ventures that we consolidate are not individually material to our financial results and are therefore aggregated as “All Other”.